Finance Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income and Expenses
Foreign currency gain	€ 109	€ 3,424	€ 1,795
Fair value change of derivative (ineffectiveness)		363
Interest income	1,432	244
Finance income	1,541	4,031	1,795
Interest expense - Interest linked to debt liabilities	2,851	1,351	2,727
Interest expense - Interest with related parties		157	684
Fair value change of derivative (ineffectiveness)	765
Lease liabilities	25	21	30
Foreign currency loss	389	7,834	1,692
Bank fees	456	318	358
Finance expenses	€ 4,486	€ 9,681	€ 5,491